Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 5,201.6	$ 4,500.7	$ 4,286.7
Cost of sales	(2,843.7)	(2,747.0)	(2,607.7)
Cost of sales before gold inventory change and amortisation and depreciation8	(2,202.3)	(2,042.4)	(1,931.5)
Salaries and wages	(405.4)	(399.7)	(397.4)
Utilities	(168.4)	(150.0)	(141.5)
Mine contractors	(851.5)	(715.9)	(658.0)
Gold inventory change	(14.0)	90.7	168.1
Amortisation and depreciation	(627.4)	(795.3)	(844.3)
Investment income	28.7	24.9	13.3
Finance expense	(50.4)	(62.9)	(72.5)
Share-based payments	(4.4)	(9.1)	(6.9)
Long-term incentive plan	(14.5)	(55.8)	(29.0)
Exploration expense	(98.4)	(76.2)	(81.0)
Restructuring costs	(6.6)	(7.8)	(11.3)
Silicosis settlement costs	0.3	4.1	2.2
Ghana expected credit loss	0.0	33.2	17.5
Yamana break fee	0.0	0.0	300.0
Yamana transaction costs	0.0	0.0	(33.0)
Profit on disposal of assets	0.6	32.4	10.4
Royalties	(147.7)	(116.4)	(110.4)
Mining and income taxation	(697.1)	(465.1)	(442.1)
Profit/(loss) for the year	1,290.5	726.3	721.7
Owners of the parent	1,245.0	703.3	711.0
– Non-controlling interest holders	(10.6)	(11.1)	(9.7)
Investment in joint ventures	0.0	538.6
Profit from continuing operations	1,290.5	745.2	708.7
Profit (loss) from discontinued operations	0.0	18.9	(13.0)
Share of results of equity accounted investees, net of tax	53.6	32.6	2.9
Gruyere rainfall event	12.0	0.0	0.0
Revenue from the sale of copper	192.7	207.6	201.6
Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	62.3	0.0	0.0
Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	5.6	0.0	0.0
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenue	5,201.6	4,616.1	4,420.4
Cost of sales	(2,843.7)	(2,815.9)	(2,700.5)
Cost of sales before gold inventory change and amortisation and depreciation8	(2,202.3)	(2,102.9)	(2,004.3)
Salaries and wages	(405.4)	(409.6)	(409.7)
- Consumable stores	(392.2)	(427.1)	(423.3)
Utilities	(168.4)	(156.5)	(148.0)
Mine contractors	(851.5)	(732.7)	(683.2)
- Other	(384.8)	(376.9)	(340.1)
Gold inventory change	(14.0)	87.0	158.7
Amortisation and depreciation	(627.4)	(800.0)	(854.9)
Other costs	(142.3)	(93.0)	(26.8)
Investment income	28.7	24.9	13.3
Finance expense	(50.4)	(62.9)	(72.5)
Gain/(loss) on financial instruments			24.0
Share-based payments	(4.4)	(9.1)	(6.9)
Long-term incentive plan	(14.5)	(55.8)	(29.0)
Exploration expense	(98.4)	(76.2)	(81.0)
Restructuring costs	(6.6)	(7.8)	(11.3)
Silicosis settlement costs	0.3	4.1	2.2
Ghana expected credit loss		33.2	17.5
Impairment of assets	(3.5)	(156.4)	(505.0)
Yamana break fee			(300.0)
Yamana transaction costs			(33.0)
Profit on disposal of assets	0.6	32.4	10.4
Royalties	(147.7)	(123.0)	(117.1)
Mining and income taxation	(697.1)	(465.1)	(442.1)
Current taxation	(550.2)	(458.3)	(475.1)
Deferred taxation	(146.9)	(6.8)	33.0
Profit/(loss) for the year	1,290.5	779.1	727.5
Owners of the parent	1,245.0	756.1	716.8
– Non-controlling interest holders	45.5	23.0	10.7
Total assets (excluding deferred taxation)	9,988.0	8,054.1	7,142.6
Total liabilities (excluding deferred taxation)	4,272.2	3,217.2	2,598.8
Net deferred taxation (assets)/liabilities	348.9	217.1	204.3
Capital expenditure	1,183.4	1,079.5	1,077.0
Share of results of equity accounted investees, net of tax	53.6	51.5	(10.1)
Aggregate continuing and discontinued operations | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	62.3
Aggregate continuing and discontinued operations | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	5.6
Discontinued operations
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax	0.0	(18.9)	13.0
Discontinued operations | Purchase Price Allocation Fair Value Adjustment | Asanko Gold
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax		6.0	5.8
Discontinued operations | Impairment | Asanko Gold
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax	0.0	46.9	0.0
Corporate and other
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax	53.6	32.6	2.9
Corporate related costs	25.7	6.0	8.7
Operating segments
Disclosure of operating segments [line items]
Revenue		4,500.7	4,286.7
Cost of sales		(2,747.0)	(2,607.7)
Cost of sales before gold inventory change and amortisation and depreciation8		(2,042.4)	(1,931.5)
Salaries and wages		(399.7)	(397.3)
- Consumable stores		(400.8)	(397.5)
Utilities		(150.0)	(141.4)
Mine contractors		(715.9)	(658.0)
- Other		(376.0)	(337.3)
Gold inventory change		90.7	168.1
Amortisation and depreciation		(795.3)	(844.3)
Other costs		(87.0)	(11.5)
Investment income		24.9	13.3
Finance expense		(62.9)	(72.5)
Gain/(loss) on financial instruments			24.0
Share-based payments		(9.1)	(6.9)
Long-term incentive plan		(55.8)	(29.0)
Exploration expense		(76.2)	(81.0)
Restructuring costs		(7.8)	(11.3)
Silicosis settlement costs		4.1	2.2
Ghana expected credit loss		33.2	17.5
Impairment of assets		(156.4)	(505.0)
Yamana break fee			(300.0)
Yamana transaction costs			(33.0)
Profit on disposal of assets		32.4	10.4
Royalties		(116.4)	(110.4)
Mining and income taxation		(465.1)	(442.1)
Current taxation		(458.3)	(475.1)
Deferred taxation		(6.8)	33.0
Profit/(loss) for the year		745.2	708.7
Owners of the parent		722.2	698.0
– Non-controlling interest holders		23.0	10.7
Total assets (excluding deferred taxation)		7,900.8	7,142.6
Total liabilities (excluding deferred taxation)		3,217.2	2,598.8
Net deferred taxation (assets)/liabilities		217.1	204.3
Capital expenditure		1,054.7	1,069.3
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	(15.5)	(14.0)	(15.1)
Cost of sales before gold inventory change and amortisation and depreciation8	0.0	0.0	0.0
Salaries and wages	0.0	0.0	0.0
- Consumable stores	0.0	0.0	0.0
Utilities	0.0	0.0	0.0
Mine contractors	0.0	0.0	0.0
- Other	0.0	0.0	0.0
Gold inventory change	0.0	0.0	0.0
Amortisation and depreciation	(15.5)	(14.0)	(15.1)
Other costs	(91.3)	(38.6)	(11.6)
Investment income	15.5	9.9	2.2
Finance expense	12.2	(2.1)	(26.1)
Gain/(loss) on financial instruments			(1.8)
Share-based payments	(1.2)	(5.6)	(3.7)
Long-term incentive plan	(1.4)	(17.2)	(6.7)
Exploration expense	(36.8)	(2.0)	(0.2)
Restructuring costs	(2.5)	0.0	0.0
Silicosis settlement costs	0.3	4.1	2.2
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	(113.6)
Yamana break fee			(300.0)
Yamana transaction costs			(33.0)
Profit on disposal of assets	0.0	0.0	(0.1)
Royalties	0.0	0.0	0.0
Mining and income taxation	(58.1)	(23.8)	(93.4)
Current taxation	(24.5)	(13.4)	(84.2)
Deferred taxation	(33.6)	(10.4)	(9.2)
Profit/(loss) for the year	(110.9)	(89.3)	(0.9)
Owners of the parent	(110.9)	(89.3)	(0.9)
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	1,743.9	475.8	(121.9)
Total liabilities (excluding deferred taxation)	779.1	(228.8)	(941.5)
Net deferred taxation (assets)/liabilities	16.6	(22.4)	(37.0)
Capital expenditure	2.3	$ 2.2	$ 2.2
Operating segments | Corporate and other | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	62.3
Operating segments | Corporate and other | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	$ 5.6
South deep
Disclosure of operating segments [line items]
Applicable tax rate	29.00%	28.00%	28.00%
Asanko
Disclosure of operating segments [line items]
Investment in joint ventures		$ 153.3	$ 72.5
South Africa
Disclosure of operating segments [line items]
Royalties	$ (3.2)	(3.1)	(2.9)
South Africa | Operating segments | South deep
Disclosure of operating segments [line items]
Revenue	646.4	622.8	587.9
Cost of sales	(419.7)	(384.2)	(365.7)
Cost of sales before gold inventory change and amortisation and depreciation8	(356.4)	(315.2)	(324.6)
Salaries and wages	(112.3)	(102.2)	(110.2)
- Consumable stores	(112.9)	(102.0)	(102.8)
Utilities	(41.5)	(36.4)	(38.9)
Mine contractors	(49.3)	(41.6)	(40.2)
- Other	(40.4)	(33.0)	(32.5)
Gold inventory change	(1.7)	(13.8)	10.7
Amortisation and depreciation	(61.6)	(55.2)	(51.8)
Other costs	(3.9)	(3.1)	(4.0)
Investment income	5.1	8.4	6.9
Finance expense	(1.0)	(1.5)	(1.6)
Gain/(loss) on financial instruments			0.0
Share-based payments	(0.1)	(0.3)	(0.9)
Long-term incentive plan	(2.9)	(4.9)	(4.3)
Exploration expense	0.0	0.0	0.0
Restructuring costs	(0.1)	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	0.6	0.3	0.3
Royalties	(3.2)	(3.1)	(2.9)
Mining and income taxation	(57.6)	(68.6)	(69.0)
Current taxation	(0.2)	(0.5)	0.0
Deferred taxation	(57.4)	(68.1)	(69.0)
Profit/(loss) for the year	163.6	165.8	146.7
Owners of the parent	157.7	159.6	141.3
– Non-controlling interest holders	5.9	6.2	5.4
Total assets (excluding deferred taxation)	948.5	919.4	1,083.6
Total liabilities (excluding deferred taxation)	501.5	680.8	1,080.8
Net deferred taxation (assets)/liabilities	85.9	30.9	(40.5)
Capital expenditure	111.6	93.1	118.7
South Africa | Operating segments | South deep | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
South Africa | Operating segments | South deep | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Ghana
Disclosure of operating segments [line items]
Exploration expense	(3.0)	(9.0)	(12.1)
Royalties	(77.9)	(54.6)	(54.8)
Ghana | Operating segments | Tarkwa
Disclosure of operating segments [line items]
Revenue	1,301.9	1,068.9	953.8
Cost of sales	(641.4)	(603.0)	(591.9)
Cost of sales before gold inventory change and amortisation and depreciation8	(519.7)	(455.1)	(406.9)
Salaries and wages	(54.6)	(59.3)	(59.1)
- Consumable stores	(93.7)	(109.6)	(103.0)
Utilities	(23.8)	(21.2)	(22.4)
Mine contractors	(308.8)	(226.3)	(188.1)
- Other	(38.8)	(38.7)	(34.3)
Gold inventory change	13.1	52.9	35.6
Amortisation and depreciation	(134.8)	(200.8)	(220.6)
Other costs	(8.9)	(16.6)	8.9
Investment income	2.8	2.6	2.8
Finance expense	(14.6)	(14.8)	(14.8)
Gain/(loss) on financial instruments			9.5
Share-based payments	(0.4)	(0.8)	(0.3)
Long-term incentive plan	(2.8)	(6.6)	(2.0)
Exploration expense	(3.0)	(6.0)	(3.0)
Restructuring costs	(3.6)	(1.6)	(8.7)
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		25.4	13.6
Impairment of assets	0.0	0.0	(325.2)
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	0.2	0.0	0.0
Royalties	(62.5)	(42.8)	(38.2)
Mining and income taxation	(198.7)	(129.5)	(10.1)
Current taxation	(170.1)	(129.4)	(110.6)
Deferred taxation	(28.6)	(0.1)	100.5
Profit/(loss) for the year	369.0	224.4	(32.8)
Owners of the parent	332.1	202.0	(29.5)
– Non-controlling interest holders	36.9	22.4	(3.3)
Total assets (excluding deferred taxation)	1,643.5	1,475.4	1,342.9
Total liabilities (excluding deferred taxation)	314.4	364.4	337.2
Net deferred taxation (assets)/liabilities	190.0	161.4	161.3
Capital expenditure	206.5	216.3	229.0
Ghana | Operating segments | Tarkwa | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Ghana | Operating segments | Tarkwa | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Ghana | Operating segments | Damang
Disclosure of operating segments [line items]
Revenue	323.5	297.0	414.8
Cost of sales	(269.9)	(303.5)	(249.3)
Cost of sales before gold inventory change and amortisation and depreciation8	(132.8)	(178.0)	(193.3)
Salaries and wages	(19.9)	(23.8)	(28.8)
- Consumable stores	(41.0)	(46.4)	(52.0)
Utilities	(20.9)	(17.4)	(15.4)
Mine contractors	(32.6)	(70.0)	(73.9)
- Other	(18.4)	(20.4)	(23.2)
Gold inventory change	(105.3)	(45.0)	41.1
Amortisation and depreciation	(31.8)	(80.5)	(97.1)
Other costs	(2.1)	(4.6)	0.0
Investment income	0.3	0.2	0.2
Finance expense	(4.2)	(5.0)	(5.2)
Gain/(loss) on financial instruments			3.9
Share-based payments	0.0	(0.1)	(0.1)
Long-term incentive plan	1.0	(2.2)	(0.6)
Exploration expense	0.0	(3.0)	(9.2)
Restructuring costs	(0.4)	(5.5)	(2.6)
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		7.8	3.9
Impairment of assets	0.0	0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	0.0	0.0	0.0
Royalties	(15.5)	(11.9)	(16.6)
Mining and income taxation	(9.3)	(7.3)	(45.7)
Current taxation	(16.2)	(21.4)	(53.6)
Deferred taxation	6.9	14.1	7.9
Profit/(loss) for the year	23.4	(53.7)	85.7
Owners of the parent	21.1	(48.3)	77.1
– Non-controlling interest holders	2.3	(5.4)	8.6
Total assets (excluding deferred taxation)	229.2	331.4	427.6
Total liabilities (excluding deferred taxation)	87.6	98.9	122.4
Net deferred taxation (assets)/liabilities	(6.9)	0.0	14.1
Capital expenditure	4.7	4.9	60.1
Ghana | Operating segments | Damang | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Ghana | Operating segments | Damang | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Ghana | Operating segments | Asanko | Discontinued operations
Disclosure of operating segments [line items]
Revenue		115.4	133.7
Cost of sales		(68.9)	(92.8)
Cost of sales before gold inventory change and amortisation and depreciation8		(60.5)	(72.8)
Salaries and wages		(9.9)	(12.4)
- Consumable stores		(26.3)	(25.8)
Utilities		(6.5)	(6.6)
Mine contractors		(16.8)	(25.2)
- Other		(1.0)	(2.8)
Gold inventory change		(3.7)	(9.4)
Amortisation and depreciation		(4.7)	(10.6)
Other costs		(6.0)	(15.3)
Investment income		0.0	0.0
Finance expense		0.0	0.0
Gain/(loss) on financial instruments			0.0
Share-based payments		0.0	0.0
Long-term incentive plan		0.0	0.0
Exploration expense		0.0	0.0
Restructuring costs		0.0	0.0
Silicosis settlement costs		0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets		0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets		0.0	0.0
Royalties		(6.6)	(6.7)
Mining and income taxation		0.0	0.0
Current taxation		0.0	0.0
Deferred taxation		0.0	0.0
Profit/(loss) for the year		34.0	18.8
Owners of the parent		34.0	18.8
– Non-controlling interest holders		0.0	0.0
Total assets (excluding deferred taxation)		153.3	0.0
Total liabilities (excluding deferred taxation)		0.0	0.0
Net deferred taxation (assets)/liabilities		0.0	0.0
Capital expenditure		24.8	7.7
Peru
Disclosure of operating segments [line items]
Exploration expense	(7.0)	(3.9)	(2.8)
Royalties	(7.1)	(7.0)	(5.9)
Peru | Operating segments | Cerro Corona
Disclosure of operating segments [line items]
Revenue	410.8	451.4	434.7
Cost of sales	(250.6)	(291.6)	(300.9)
Cost of sales before gold inventory change and amortisation and depreciation8	(226.7)	(227.1)	(224.9)
Salaries and wages	(47.1)	(46.3)	(42.1)
- Consumable stores	(30.8)	(35.1)	(37.9)
Utilities	(13.9)	(14.1)	(12.8)
Mine contractors	(107.9)	(69.8)	(101.2)
- Other	(27.0)	(61.8)	(30.9)
Gold inventory change	35.5	46.2	49.6
Amortisation and depreciation	(59.4)	(110.7)	(125.6)
Other costs	(7.6)	(11.3)	(6.6)
Investment income	0.0	0.0	0.0
Finance expense	(15.1)	(11.8)	(6.9)
Gain/(loss) on financial instruments			0.0
Share-based payments	(1.2)	(1.3)	(1.1)
Long-term incentive plan	(2.2)	(7.4)	(4.2)
Exploration expense	(6.9)	(3.9)	(2.8)
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	(3.5)	(156.4)	(65.6)
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	0.0	(0.1)	0.0
Royalties	(7.1)	(7.0)	(5.9)
Mining and income taxation	(35.0)	(2.2)	(12.8)
Current taxation	(53.0)	(63.3)	(43.4)
Deferred taxation	18.0	61.1	30.6
Profit/(loss) for the year	81.6	(41.6)	27.9
Owners of the parent	81.2	(41.4)	27.9
– Non-controlling interest holders	0.4	(0.2)	0.0
Total assets (excluding deferred taxation)	549.8	519.3	691.2
Total liabilities (excluding deferred taxation)	287.0	320.4	282.6
Net deferred taxation (assets)/liabilities	(59.5)	(41.5)	19.7
Capital expenditure	33.7	44.4	46.0
Peru | Operating segments | Cerro Corona | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Peru | Operating segments | Cerro Corona | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Chile
Disclosure of operating segments [line items]
Exploration expense	(16.1)	(29.3)	(32.3)
Chile | Operating segments | Salares Norte
Disclosure of operating segments [line items]
Revenue	93.6	0.0	0.0
Cost of sales	(26.8)	(1.3)	1.3
Cost of sales before gold inventory change and amortisation and depreciation8	(43.1)	(12.2)	4.6
Salaries and wages	(4.1)	(0.6)	0.0
- Consumable stores	(9.2)	(0.1)	0.0
Utilities	0.0	(0.1)	0.0
Mine contractors	(20.4)	(11.4)	0.0
- Other	(9.4)	0.0	(4.6)
Gold inventory change	60.9	57.1	9.7
Amortisation and depreciation	(44.6)	(46.2)	6.4
Other costs	(2.8)	(3.5)	0.5
Investment income	1.3	0.9	0.5
Finance expense	(1.8)	(2.1)	0.1
Gain/(loss) on financial instruments			2.1
Share-based payments	0.0	(0.1)	0.1
Long-term incentive plan	(0.2)	(0.3)	0.8
Exploration expense	(16.1)	(29.3)	32.3
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	0.6
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	0.0	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	(20.4)	10.1	(8.2)
Current taxation	0.0	0.0	1.1
Deferred taxation	(20.4)	10.1	(9.3)
Profit/(loss) for the year	26.8	(25.6)	(23.9)
Owners of the parent	26.8	(25.6)	(23.9)
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	2,010.7	1,435.7	896.9
Total liabilities (excluding deferred taxation)	1,620.0	1,347.2	882.9
Net deferred taxation (assets)/liabilities	(85.7)	(106.1)	(96.0)
Capital expenditure	388.7	398.1	296.7
Chile | Operating segments | Salares Norte | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Chile | Operating segments | Salares Norte | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia
Disclosure of operating segments [line items]
Exploration expense	(44.1)	(33.4)	(33.6)
Royalties	(59.5)	(51.7)	(46.8)
Australia | Operating segments
Disclosure of operating segments [line items]
Revenue	2,424.8	2,060.7	1,895.5
Cost of sales	(1,219.8)	(1,149.8)	(1,083.5)
Cost of sales before gold inventory change and amortisation and depreciation8	(923.6)	(855.2)	(777.2)
Salaries and wages	(167.4)	(167.5)	(157.1)
- Consumable stores	(104.5)	(107.6)	(101.8)
Utilities	(68.4)	(60.8)	(51.9)
Mine contractors	(332.6)	(296.8)	(254.6)
- Other	(250.7)	(222.5)	(211.8)
Gold inventory change	(16.5)	(6.7)	21.4
Amortisation and depreciation	(279.7)	(287.9)	(327.7)
Other costs	(25.7)	(9.3)	1.3
Investment income	3.7	2.9	0.7
Finance expense	(25.9)	(25.6)	(17.8)
Gain/(loss) on financial instruments			10.3
Share-based payments	(1.5)	(0.9)	(0.7)
Long-term incentive plan	(6.0)	(17.2)	(10.4)
Exploration expense	(35.6)	(32.0)	(33.5)
Restructuring costs	0.0	(0.7)	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	(0.2)	32.2	10.2
Royalties	(59.4)	(51.7)	(46.8)
Mining and income taxation	(318.0)	(243.8)	(219.3)
Current taxation	(286.2)	(230.3)	(182.2)
Deferred taxation	(31.8)	(13.5)	(37.1)
Profit/(loss) for the year	736.4	564.8	506.1
Owners of the parent	736.4	564.8	506.1
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	2,862.4	2,743.8	2,822.3
Total liabilities (excluding deferred taxation)	682.6	634.3	834.4
Net deferred taxation (assets)/liabilities	208.5	194.8	182.7
Capital expenditure	435.9	295.7	316.6
Australia | Operating segments | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | St Ives
Disclosure of operating segments [line items]
Revenue	825.0	717.0	670.9
Cost of sales	(438.1)	(398.9)	(377.1)
Cost of sales before gold inventory change and amortisation and depreciation8	(358.3)	(322.6)	(274.0)
Salaries and wages	(40.4)	(48.0)	(42.7)
- Consumable stores	(32.8)	(35.0)	(30.9)
Utilities	(29.1)	(22.8)	(19.9)
Mine contractors	(171.9)	(145.9)	(113.6)
- Other	(84.1)	(70.9)	(66.9)
Gold inventory change	(16.7)	(3.5)	6.1
Amortisation and depreciation	(63.1)	(72.8)	(109.2)
Other costs	(25.0)	(6.0)	(3.2)
Investment income	1.4	1.3	0.2
Finance expense	(6.3)	(4.4)	(2.1)
Gain/(loss) on financial instruments			4.6
Share-based payments	(0.5)	(0.3)	(0.1)
Long-term incentive plan	(2.2)	(6.3)	(3.9)
Exploration expense	(19.6)	(16.6)	(14.8)
Restructuring costs	0.0	(0.7)	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	0.2	31.9	10.2
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	1,053.1	926.5	791.4
Total liabilities (excluding deferred taxation)	190.2	213.7	161.7
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	198.0	97.3	100.7
Australia | Operating segments | St Ives | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | St Ives | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | Agnew
Disclosure of operating segments [line items]
Revenue	562.1	473.6	427.9
Cost of sales	(291.2)	(268.4)	(254.9)
Cost of sales before gold inventory change and amortisation and depreciation8	(222.9)	(200.3)	(183.0)
Salaries and wages	(43.8)	(37.3)	(35.9)
- Consumable stores	(21.4)	(21.5)	(21.0)
Utilities	(6.4)	(4.2)	(2.4)
Mine contractors	(96.5)	(91.0)	(77.4)
- Other	(54.8)	(46.3)	(46.3)
Gold inventory change	3.2	5.0	(1.2)
Amortisation and depreciation	(71.5)	(73.1)	(70.7)
Other costs	(1.2)	(3.2)	2.9
Investment income	0.7	0.5	0.1
Finance expense	(5.7)	(5.3)	(5.0)
Gain/(loss) on financial instruments			2.3
Share-based payments	(0.3)	(0.2)	(0.2)
Long-term incentive plan	(0.9)	(3.9)	(2.3)
Exploration expense	(11.0)	(9.8)	(9.4)
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	0.0	0.1	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	470.5	841.1	880.0
Total liabilities (excluding deferred taxation)	139.3	153.7	147.0
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	72.4	70.4	85.1
Australia | Operating segments | Agnew | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | Agnew | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | Granny Smith
Disclosure of operating segments [line items]
Revenue	688.8	556.2	515.2
Cost of sales	(302.2)	(292.4)	(270.1)
Cost of sales before gold inventory change and amortisation and depreciation8	(235.0)	(223.9)	(204.4)
Salaries and wages	(71.7)	(70.5)	(66.2)
- Consumable stores	(32.4)	(35.1)	(32.9)
Utilities	(19.8)	(19.1)	(16.3)
Mine contractors	(40.2)	(32.7)	(31.9)
- Other	(70.9)	(66.5)	(57.1)
Gold inventory change	3.0	(0.4)	1.3
Amortisation and depreciation	(70.2)	(68.1)	(67.0)
Other costs	1.6	(0.1)	2.0
Investment income	0.6	0.4	0.2
Finance expense	(4.1)	(3.2)	(2.0)
Gain/(loss) on financial instruments			3.0
Share-based payments	(0.4)	(0.3)	(0.3)
Long-term incentive plan	(2.2)	(5.1)	(2.9)
Exploration expense	(3.1)	(3.7)	(7.6)
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	(0.1)	0.1	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	797.4	608.5	571.0
Total liabilities (excluding deferred taxation)	119.4	128.0	120.9
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	80.4	76.3	97.8
Australia | Operating segments | Granny Smith | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | Granny Smith | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | Gruyere
Disclosure of operating segments [line items]
Revenue	348.9	313.9	281.5
Cost of sales	(188.3)	(190.0)	(181.4)
Cost of sales before gold inventory change and amortisation and depreciation8	(107.4)	(108.3)	(115.8)
Salaries and wages	(11.5)	(11.7)	(12.3)
- Consumable stores	(17.9)	(16.0)	(17.0)
Utilities	(13.1)	(14.7)	(13.3)
Mine contractors	(24.0)	(27.1)	(31.7)
- Other	(40.9)	(38.8)	(41.5)
Gold inventory change	(6.0)	(7.8)	15.2
Amortisation and depreciation	(74.9)	(73.9)	(80.8)
Other costs	(1.1)	0.0	(0.4)
Investment income	1.0	0.7	0.2
Finance expense	(9.8)	(12.7)	(8.7)
Gain/(loss) on financial instruments			0.4
Share-based payments	(0.3)	(0.1)	(0.1)
Long-term incentive plan	(0.7)	(1.9)	(1.3)
Exploration expense	(1.9)	(1.9)	(1.7)
Restructuring costs	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Ghana expected credit loss		0.0	0.0
Impairment of assets	0.0	0.0	0.0
Yamana break fee			0.0
Yamana transaction costs			0.0
Profit on disposal of assets	(0.3)	0.1	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	541.4	367.7	579.9
Total liabilities (excluding deferred taxation)	233.7	138.9	404.8
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	85.1	$ 51.7	$ 33.0
Australia | Operating segments | Gruyere | Rusoro Mining Limited
Disclosure of operating segments [line items]
Gains on disposals of investments	0.0
Australia | Operating segments | Gruyere | Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments	$ 0.0